Expenses Classified By Nature - Expenses Classified By Nature (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cost of revenue (excluding depreciation and amortization)
Direct selling costs		$ 144,330	$ 99,642
Austria gaming duty		441,543	268,857
Processor and other operating costs		107,189	90,665
Cost of revenues		693,062	459,164
General and administrative
Salaries and wages		346,792	285,234
AMF, foreign payments and other investigation and related professional fees2		99,206	84,288
Impairment of intangible and other assets		3,931	6,156
(Gain) loss on disposal of investments and other assets		(2,520)	1,992
Acquisition-related costs		22,141	54,209
Acquisition of market access rights		22,500	20,661
Foreign exchange loss		1,474	61,204
IT and software costs		110,658	74,334
Legal settlement		32,500	0
Other operational costs		80,132	106,108
Depreciation and amortization		438,626	282,806
General and administrative		1,155,440	976,992
Net financing charges
Interest on long-term debt		253,624	186,720
Other interest expense		2,368	0
Gain on re-measurement of deferred contingent payment		(7,371)	(342)
(Gain) loss on re-measurement of Embedded Derivative	$ (48,100)	(98,300)	6,100
Unrealized foreign exchange loss on financial instruments associated with financing activities		11,320	7,202
Ineffectiveness on cash flow hedges		8,052	(14,909)
Loss on debt extinguishment		0	146,950
Accretion expense		37,267	42,431
Interest income		(4,426)	(3,066)
Net financing charges		$ 202,534	$ 371,086	[1],[2]

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.